Right of use assets and liabilities Operating lease commitments (Details) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Jan. 01, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Discounted unguaranteed residual value of assets subject to finance lease	$ (130,985,000)
Lease liabilities	$ 632,474,000	$ 1,600,000		$ 50,700,000
Bareboat chartered-in product tankers [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities			$ 24,200,000